Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Apr. 30, 2022	Oct. 31, 2021	Oct. 31, 2020
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Preferred stock, liquidation preference value		$ 0	$ 0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	170,000,000	170,000,000	170,000,000
Common stock, shares issued	1,820,480	1,820,480	975,925
Common stock, shares outstanding	1,820,480	1,820,480	975,925
Series D Convertible Redeemable Preferred Stock [Member]
Temporary equity, par value	$ 0.001	$ 0.001
Temporary equity, shares authorized	0	0
Temporary equity, shares issued	0	0
Temporary equity, shares outstanding	0	0